Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2024
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has adjusted the prior year financial information below in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.

The Company has recognized the following revenue in the consolidated statements of income for the three months ended March 31, 2024 and 2023:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2024
Health care services	3,365,334	382,930	—	3,748,264
Health care products	954,084	—	22,174	976,258
Total	4,319,418	382,930	22,174	4,724,522

	For the three months ended March 31, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,465,868	246,863	—	3,712,731
Health care products	976,569	—	14,918	991,487
Total	4,442,437	246,863	14,918	4,704,218

The following table contains a disaggregation of revenue by categories for the three months ended March 31, 2024 and 2023:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Care Delivery
US	3,101,758	3,002,715
International	686,396	752,832
Total (1)	3,788,154	3,755,547

Care Enablement
Total (including inter-segment revenues) (1)	1,297,058	1,310,529
Inter-segment eliminations	(360,690)	(361,858)
Total Care Enablement revenue external customers	936,368	948,671
Total	4,724,522	4,704,218

(1)	For further information on segment revenues, see note 12.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three month period March 31, 2024 and 2023:

Selling, general and administrative expense

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Distribution costs	190,562	203,278
General and administrative expense	585,082	578,876
Selling, general and administrative expense	775,644	782,154

c)    Research and development expenses

Research and development expenses of €47,801 for the three months ended March 31, 2024 (for the three months ended March 31, 2023: €55,760) included research and non-capitalizable development costs.

d)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three months ended March 31, 2024 and 2023:

Other operating income

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Foreign exchange gains	61,676	72,140
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	3,144	13,625
Revaluation of certain investments	15,197	19,286
Income from strategic transactions and programs	3,106	—
Other	30,376	12,420
Other operating income	113,499	117,471

Other operating expense

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Foreign exchange losses	70,415	84,403
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	2,064	10,539
Expenses from strategic transactions and programs	154,955	83,439
Other	19,101	16,895
Other operating expense	246,535	195,276

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed divestitures (including associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or research and development expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of our business portfolio, mainly due to exiting unsustainable markets and non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth, which included the proposed divestitures identified in note 2, above, the cessation of a dialysis cycler development program and the divestiture of the Company’s service business in Chile which occurred during the first quarter of 2024 (Legacy Portfolio Optimization);
●	certain impairment losses in connection with the FME25 Program; and
●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three months ended March 31, 2024 and 2023:

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	59,113
Legacy Portfolio Optimization	—	59,113
Impairment of intangible and tangible assets(2)	1,047	24,326
Legacy Portfolio Optimization	—	24,326
FME25 Program	1,047	—
Impairment resulting from the measurement of assets held for sale	123,552	—
Legacy Portfolio Optimization	123,552	—
Loss from the sale of business	24,988	—
Legacy Portfolio Optimization	24,988	—
Other(3)	5,368	—
Legacy Portfolio Optimization	4,152	—
Legal Form Conversion Costs	1,216	—
Expenses from strategic transactions and programs	154,955	83,439

(1)	Primarily R&D expense.
(2)	For the three months ended March 31, 2024 and 2023, the amounts relate primarily to cost of revenues and R&D expense, respectively.
(3)	Primarily selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

e)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2024 and 2023:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2024	2023
Numerator:
Net income attributable to shareholders of FME AG	70,959	86,362

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449
Potentially dilutive shares	—	—

Basic earnings per share	0.24	0.29
Diluted earnings per share	0.24	0.29